Allowance for doubtful accounts and credit losses (Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	¥ 50,410	¥ 47,518	¥ 46,144
Provision for doubtful accounts, net of reversal	69,029	(1,598)	3,405
Write-offs	(20,649)	(289)	(1,162)
Other	(3,937)	4,779	(869)
Allowance for doubtful accounts at end of year	¥ 94,853	¥ 50,410	¥ 47,518